Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Distribution costs	$ (327,543,973)	$ (314,391,183)	$ (290,227,129)
Administrative expenses	(136,975,243)	(152,376,458)	(142,514,649)
Other expenses by function	(241,479,749)	(216,236,609)	(238,704,061)
Other expenses included in 'Other expenses by function'	1,427,727	1,428,428	2,662,359
Total MSD&A	$ (704,571,238)	$ (681,575,822)	$ (668,783,480)